CAPITAL STOCK (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
3,250,000	0.6	$0.30	January 21, 2013
4,725,000	0.6	$0.20	January 27, 2013
3,359,250	0.9	$0.40	May 22, 2013
2,226,500	1.4	$0.30	November 13, 2013
1,500,000	2.7	C$0.186	March 19, 2015
14,955,308	1.3	$0.164	October 20, 2013
14,062,500	2.8	C$0.16	April 19, 2015
44,078,558	1.5	$0.20 *

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
732,215	0.2	$0.20	June 16, 2012
3,250,000	0.7	$0.30	January 21, 2013
4,725,000	0.7	$0.20	January 27, 2013
3,359,250	1.1	$0.40	May 22, 2013
2,226,500	1.5	$0.30	November 13, 2013
1,500,000	3.0	C$0.186	March 19, 2015
14,955,308	1.5	$0.164	October 20, 2013
30,748,273	1.3	$0.25

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Three months	Three months
	ended June 30,	ended June 30,
	2012	2011

Management, Board of Directors, and employees expense	$85,144	$11,187
Consulting expense	5,439	7,321
Total	$90,583	$18,508

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Management salaries	$259,173	$122,375
Consulting expense	18,110	62,035
Total	$277,283	$184,410

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2012	6,242,500	$0.30 *
Granted	250,000	$0.14
Exercised	-	-
Forfeited	(820,000)	$0.67 *
Total outstanding at June 30, 2012	5,672,500
Vested and exercisable at June 30, 2012	5,242,500	0.24 *

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2011	4,917,500	$0.41 *
Granted	2,315,000	$0.26
Exercised	(150,000)	$0.13
Forfeited	(840,000)	$0.81 *
Total outstanding at March 31, 2012	6,242,500	$0.30 *
Vested and exercisable at December 31, 2011	5,390,000	$0.31 *

Schedule of Valuation Assumptions [Table Text Block]
	3 Months	3 Months
	ended	ended
	June 30, 2012	June 30, 2011

Dividend yield	0%	0%
Expected volatility	87.35%	11.26%
Risk free interest rate	0.42%	0.78%
Expected lives	3 years	3 years

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Dividend yield	0%	0%
Expected volatility	90%-112%	99% -119%
Risk free interest rate	0.31%-0.78%	0.52% -1.62%
Expected lives	3 years	2 - 3 years

Schedule of Sharebased Compensation Expense [Table Text Block]
	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at June 30, 2012	1,116,170	940,920	132,750	42,500	—

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at March 31, 2012	1,116,170	940,920	132,750	42,500	—